Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Income Tax Status
4.
Income Tax Status

The Company received a favorable determination letter dated August 12, 2014, which stated that the Plan is qualified under Section 401(a) of the Code; therefore, the related trust is exempt from taxation. Subsequent to the issuance of the determination letter, the Plan was amended and restated. To maintain its qualified status, the Plan is required to operate in conformity with the Code. The Plan's administrator believes the Plan, as amended and restated, is being operated in compliance with the applicable requirements of the Code.

GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. At December 31, 2025, the Plan had no unrecognized tax benefits related to uncertain tax positions. The Plan recognizes interest related to unrecognized tax benefits in interest expense and recognizes penalties in other expense, of which there were none for 2025. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.